Commitments and Contingencies (Shcedule of Minimum Future Lease Payments) (Details) (USD $)	Dec. 31, 2012
Office Facilities [Member]
Operating Leased Assets [Line Items]
Fiscal 2013	$ 156,000
Fiscal 2014	156,000
Fiscal 2015	104,000
Fiscal 2016	0
Total payments due	416,000
Vehicles, Equipment, and Other [Member]
Operating Leased Assets [Line Items]
Fiscal 2013	101,000
Fiscal 2014	58,000
Fiscal 2015	6,000
Fiscal 2016
Total payments due	$ 165,000